Financial Instruments - Summary of Debt and Related Derivative Instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative Instruments (Asset)	$ (78)	$ (99)
Long-term portion	3,766	3,786	[1]
Derivative instrument Asset, Long-term portion	(78)	(99)
Current portion	50	0	[1]
At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative Instruments (Asset)	(78)	(99)
2.239% Notes, due 2025 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative Instruments (Asset)	(78)	(99)
2.239% Notes, due 2025 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative Instruments (Asset)	(78)	(99)
Primary debt instruments [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	3,816	3,786
Long-term portion	3,766	3,786
Current portion	50
Primary debt instruments [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	3,781	4,354
Primary debt instruments [member] | 2.239% Notes, due 2025 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	1,081	1,103
Primary debt instruments [member] | 2.239% Notes, due 2025 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	1,023	1,119
Primary debt instruments [member] | 4.30% notes, due 2023 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	599	599
Primary debt instruments [member] | 4.30% notes, due 2023 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	605	631
Primary debt instruments [member] | 3.85% Notes, Due 2024 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	241	241
Primary debt instruments [member] | 3.85% Notes, Due 2024 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	240	256
Primary debt instruments [member] | 3.35% notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	498	497
Primary debt instruments [member] | 3.35% notes, due 2026 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	483	531
Primary debt instruments [member] | 4.50% Notes, Due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	117	116
Primary debt instruments [member] | 4.50% Notes, Due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	103	128
Primary debt instruments [member] | 5.65% notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	342	342
Primary debt instruments [member] | 5.65% notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	351	478
Primary debt instruments [member] | 5.50% debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	396	396
Primary debt instruments [member] | 5.50% debentures, due 2035 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	411	516
Primary debt instruments [member] | 5.85% debentures, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	492	492
Primary debt instruments [member] | 5.85% debentures, due 2040 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	515	$ 695
Primary debt instruments [member] | Commercial paper [Member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	50
Primary debt instruments [member] | Commercial paper [Member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	$ 50

[1]	Amounts have been reclassified to reflect the current presentation.